CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 96.8%
Aerospace & Defense: 5.7%
29,260	Cubic Corp.	$1,910,385
38,400	Mercury Systems, Inc. (1)	2,947,200
		4,857,585
Auto Components: 2.2%
28,375	Fox Factory Holding Corp. (1)	1,867,643

Banks: 1.1%
40,500	CenterState Bank Corp.	913,680

Biotechnology: 3.9%
2,905	Ligand Pharmaceuticals, Inc. (1)	255,088
30,800	Repligen Corp. (1)	3,092,012
		3,347,100
Building Products: 6.4%
30,395	AAON, Inc.	1,593,914
39,700	Trex Company, Inc. (1)	3,900,128
		5,494,042
Capital Markets: 2.0%
22,667	Cohen & Steers, Inc.	1,676,905

Chemicals: 2.8%
22,353	Balchem Corp.	2,414,571

Commercial Services & Supplies: 4.0%
17,160	MSA Safety, Inc.	2,326,896
20,215	U.S. Ecology, Inc.	1,091,812
		3,418,708
Electronic Equipment, Instruments & Components: 3.1%
17,735	Novanta, Inc. (1)	1,609,096
9,125	Rogers Corp. (1)	1,074,469
		2,683,565
Energy Equipment & Services: 0.7%
15,765	Core Laboratories NV	553,824

Food Products: 2.2%
80,845	The Simply Good Foods Co. (1)	1,857,010

Health Care Equipment & Supplies: 4.1%
25,245	Neogen Corp. (1)	1,698,231
23,250	Quidel Corp. (1)	1,785,600
		3,483,831
Health Care Providers & Services: 2.2%
28,090	AMN Healthcare Services, Inc. (1)	1,892,704

Health Care Technology: 3.9%
55,600	HMS Holdings Corp. (1)	1,518,992
55,000	Simulations Plus, Inc.	1,791,900
		3,310,892
Hotels, Restaurants & Leisure: 0.6%
25,354	Ruth's Hospitality Group, Inc.	519,757

Household Durables: 2.9%
13,080	Helen Of Troy Ltd. (1)	2,472,774

IT Services: 3.4%
40,784	WNS Holdings Ltd. - ADR (1)	2,910,346

Leisure Products: 1.7%
111,050	Clarus Corp.	1,467,526

Life Sciences Tools & Services: 4.9%
23,237	Medpace Holdings, Inc. (1)	1,987,925
21,600	PRA Health Sciences, Inc. (1)	2,188,296
		4,176,221
Machinery: 4.8%
23,730	ESCO Technologies, Inc.	2,277,131
11,625	RBC Bearings, Inc. (1)	1,807,804
		4,084,935
Personal Products: 3.5%
43,305	Inter Parfums, Inc.	2,992,809

Professional Services: 2.1%
26,335	ASGN, Inc. (1)	1,782,616

Road & Rail: 1.7%
16,342	Saia, Inc. (1)	1,423,388

Semiconductors & Semiconductor Equipment: 2.5%
22,180	Power Integrations, Inc.	2,166,321

Software: 20.1%
28,245	CyberArk Software Ltd. (1)	3,904,306
27,302	j2 Global, Inc.	2,617,170
10,500	Paycom Software, Inc. (1)	3,340,680
20,200	Qualys, Inc. (1)	1,731,948
17,700	RingCentral, Inc. - Class A (1)	3,638,766
34,500	SPS Commerce, Inc. (1)	1,960,635
		17,193,505
Specialty Retail: 2.4%
48,600	Boot Barn Holdings, Inc. (1)	2,039,742

Textiles, Apparel & Luxury Goods: 0.2%
2,750	Oxford Industries, Inc.	190,850

Trading Companies & Distributors: 1.7%
15,225	SiteOne Landscape Supply, Inc. (1)	1,469,974

TOTAL COMMON STOCKS
(Cost $52,242,141)		82,662,824

SHORT-TERM INVESTMENTS: 4.3%
Money Market Funds: 4.3%
3,674,455	First American Treasury Obligations Fund - Class X, 1.499% (2)	3,674,455

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,674,455)		3,674,455

TOTAL INVESTMENTS IN SECURITIES: 101.1%
(Cost $55,916,596)		86,337,279
Liabilities in Excess of Other Assets: (1.1)%		(907,934)
TOTAL NET ASSETS: 100.0%		$85,429,345

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of January 31, 2020.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the "Fund') administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$82,662,824	$-	$-	$82,662,824
Short-Term Investments	3,674,455	-	-	3,674,455
Total Investments in Securities	$86,337,279	$-	$-	$86,337,279